Property plant and equipment - Summary of Impairment Testing to Reasonably Possible Changes in Assumptions (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Impairment loss	€ 3,740	€ 4,261	€ 9,172	€ 19,725	€ 8,858
Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate (bps)			4.99%	6.19%
Top of range
Disclosure of information for cash-generating units [line items]
Discount rate (bps)			21.63%	22.92%
CGU Zegna Segment [Member]
Disclosure of information for cash-generating units [line items]
Headroom			€ 1,277
Discount rate (bps)			6.69%
EBITDA CAGR (%)			13.20%
Growth rate			150.00%
WACC +100 bps			(0.0931)
WACC -100 bps			(0.1790)
Growth rate +/- 50 bps (Increase)			(0.1485)
Growth rate -50 bps			(0.1106)
EBITDA +500 bps			0.1506
EBITDA -500 bps			0.1048
CGU Thom Browne [Member]
Disclosure of information for cash-generating units [line items]
Headroom			€ 325
Discount rate (bps)			7.73%
EBITDA CAGR (%)			15.30%
Growth rate			2.00%
WACC +100 bps			(0.0209)
WACC -100 bps			(0.0491)
Growth rate +/- 50 bps (Increase)			(0.0393)
Growth rate -50 bps			(0.0269)
EBITDA +500 bps			0.0376
EBITDA -500 bps			0.0274
Zegna Segment DOS [Member]
Disclosure of information for cash-generating units [line items]
Headroom			€ (8,692)
Growth rate			1.50%
WACC +100 bps			(0.8994)
WACC -100 bps			(0.8344)
Growth rate +/- 50 bps (Increase)			(0.8692)
Growth rate -50 bps			(0.8692)
Revenues CAGR (%)			9.70%
Revenues +/-250 bps (Increase)			(0.8320)
Revenues +/-250 bps (Decrease)			(0.9048)
Zegna Segment DOS [Member] | Bottom of range
Disclosure of information for cash-generating units [line items]
WACC (%)			(4.99%)
Zegna Segment DOS [Member] | Top of range
Disclosure of information for cash-generating units [line items]
WACC (%)			(21.63%)
Thom Browne Segment DOS [Member]
Disclosure of information for cash-generating units [line items]
Discount rate (bps)			2.00%
WACC +100 bps			(0.0095)
Growth rate -50 bps			(0.0058)
Revenues CAGR (%)			6.90%
Revenues +/-250 bps (Decrease)			(0.0235)
Thom Browne Segment DOS [Member] | Bottom of range
Disclosure of information for cash-generating units [line items]
WACC (%)			(7.13%)
Thom Browne Segment DOS [Member] | Top of range
Disclosure of information for cash-generating units [line items]
WACC (%)			(10.33%)